Segmented information (Narrative) (Details) - CAD ($)	Sep. 30, 2023	Sep. 30, 2022
Disclosure of operating segments [line items]
Right-of-assets	$ 361,036	$ 208,131
United States [Member]
Disclosure of operating segments [line items]
Right-of-assets	79,867
Inventory	$ 78,039